COMMITMENTS AND CONTINGENCIES (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Lessee, Operating Lease, Liability, Maturity
At March 31, 2021, the future minimum lease payments for the Company were comprised of the following (in thousands):

March 31, 2021
2021	$1,562
2022	1,963
2023	1,966
2024	1,537
2025	404
Thereafter	—
Total	$7,432

At December 31, 2020, the future minimum lease payments for the Company were comprised of the following (in thousands):

Year Ending December 31:
2021	$1,815
2022	1,787
2023	1,845
2024	1,418
2025	404
Thereafter	—
Total	$7,269